Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	0000022370
Amendment Flag	false
Document Creation Date	Jun 5, 2012
Document Effective Date	Jun 5, 2012
Prospectus Date	Mar 1, 2012

John Hancock Balanced Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.60	0.60	0.60	0.60	0.60
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.26	0.21	0.16
Service plan fee	0.23	0.25	0.15	0.10[2]	0.05[2]
Additional expenses	0.12	0.12[3]	0.11	0.11	0.11
Total annual fund operating expenses	1.45	1.22	1.36	0.96	0.76

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	The “Service plan fees” shown have been restated to reflect current fees and expenses.
3	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	98	78
3 Years	459	387	431	327	243
5 Years	792	670	745	575	422
10 Years	1,735	1,477	1,635	1,285	942
John Hancock Large Cap Equity Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.62	0.62	0.62	0.62	0.62

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00

Other expenses	0.33	0.36	0.26	0.19	0.12

Service plan fee	0.22	0.25	0.15	0.09	0.02

Additional expenses	0.11	0.11[2]	0.11	0.10	0.10

Total annual fund operating expenses	1.45	1.23	1.38	0.96	0.74

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	125	140	98	76

3 Years	459	390	437	327	237

5 Years	792	676	755	575	411

10 Years	1,735	1,489	1,657	1,285	918

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.27	0.55	0.31
Total annual fund operating expenses	1.45	2.43	2.19

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	640	640	746	246	322	222
3 Years	936	936	1,058	758	685	685
5 Years	1,253	1,253	1,496	1,296	1,175	1,175
10 Years	2,148	2,148	2,524	2,524	2,524	2,524
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2]	0.23
Total annual fund operating expenses	1.11

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses	0.06
Total annual fund operating expenses	0.94

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.88
Other expenses[2]	16.48
Total annual fund operating expenses	17.36
Contractual expense reimbursement[3]	-16.26
Total annual fund operating expenses after expense reimbursements	1.10

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	112
3 Years	3,287
5 Years	5,726
10 Years	9,627

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Balanced Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.60	0.60	0.60	0.60	0.60
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.26	0.21	0.16
Service plan fee	0.23	0.25	0.15	0.10[2]	0.05[2]
Additional expenses	0.12	0.12[3]	0.11	0.11	0.11
Total annual fund operating expenses	1.45	1.22	1.36	0.96	0.76

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	The “Service plan fees” shown have been restated to reflect current fees and expenses.
3	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	98	78
3 Years	459	387	431	327	243
5 Years	792	670	745	575	422
10 Years	1,735	1,477	1,635	1,285	942
John Hancock Large Cap Equity Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.62	0.62	0.62	0.62	0.62

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00

Other expenses	0.33	0.36	0.26	0.19	0.12

Service plan fee	0.22	0.25	0.15	0.09	0.02

Additional expenses	0.11	0.11[2]	0.11	0.10	0.10

Total annual fund operating expenses	1.45	1.23	1.38	0.96	0.74

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	125	140	98	76

3 Years	459	390	437	327	237

5 Years	792	676	755	575	411

10 Years	1,735	1,489	1,657	1,285	918

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.27	0.55	0.31
Total annual fund operating expenses	1.45	2.43	2.19

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	640	640	746	246	322	222
3 Years	936	936	1,058	758	685	685
5 Years	1,253	1,253	1,496	1,296	1,175	1,175
10 Years	2,148	2,148	2,524	2,524	2,524	2,524
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2]	0.23
Total annual fund operating expenses	1.11

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses	0.06
Total annual fund operating expenses	0.94

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.88
Other expenses[2]	16.48
Total annual fund operating expenses	17.36
Contractual expense reimbursement[3]	-16.26
Total annual fund operating expenses after expense reimbursements	1.10

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	112
3 Years	3,287
5 Years	5,726
10 Years	9,627

John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Balanced Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.60	0.60	0.60	0.60	0.60
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.26	0.21	0.16
Service plan fee	0.23	0.25	0.15	0.10[2]	0.05[2]
Additional expenses	0.12	0.12[3]	0.11	0.11	0.11
Total annual fund operating expenses	1.45	1.22	1.36	0.96	0.76

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	The “Service plan fees” shown have been restated to reflect current fees and expenses.
3	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	98	78
3 Years	459	387	431	327	243
5 Years	792	670	745	575	422
10 Years	1,735	1,477	1,635	1,285	942

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Service plan fees" shown have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.23%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.21%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,285
John Hancock Balanced Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%	[3]
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Large Cap Equity Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.62	0.62	0.62	0.62	0.62

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00

Other expenses	0.33	0.36	0.26	0.19	0.12

Service plan fee	0.22	0.25	0.15	0.09	0.02

Additional expenses	0.11	0.11[2]	0.11	0.10	0.10

Total annual fund operating expenses	1.45	1.23	1.38	0.96	0.74

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	125	140	98	76

3 Years	459	390	437	327	237

5 Years	792	676	755	575	411

10 Years	1,735	1,489	1,657	1,285	918

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.22%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.09%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,285
John Hancock Large Cap Equity Fund | Prospectus Class R1, R2, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.02%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.27	0.55	0.31
Total annual fund operating expenses	1.45	2.43	2.19

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	640	640	746	246	322	222
3 Years	936	936	1,058	758	685	685
5 Years	1,253	1,253	1,496	1,296	1,175	1,175
10 Years	2,148	2,148	2,524	2,524	2,524	2,524

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 78 to 81 of the fund's statement of additional information under "Initial Sales Charge on Class A Shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	640
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,253
10 Years	rr_ExpenseExampleYear10	2,148
1 Year	rr_ExpenseExampleNoRedemptionYear01	640
3 Years	rr_ExpenseExampleNoRedemptionYear03	936
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,253
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%
1 Year	rr_ExpenseExampleYear01	746
3 Years	rr_ExpenseExampleYear03	1,058
5 Years	rr_ExpenseExampleYear05	1,496
10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	758
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
1 Year	rr_ExpenseExampleYear01	322
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	2,524
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2]	0.23
Total annual fund operating expenses	1.11

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	113
3 Years	353
5 Years	612
10 Years	1,352

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses	0.06
Total annual fund operating expenses	0.94

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	96
3 Years	300
5 Years	520
10 Years	1,155

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Small Cap Intrinsic Value Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhit_SupplementTextBlock
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.88
Other expenses[2]	16.48
Total annual fund operating expenses	17.36
Contractual expense reimbursement[3]	-16.26
Total annual fund operating expenses after expense reimbursements	1.10

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	112
3 Years	3,287
5 Years	5,726
10 Years	9,627

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Small Cap Intrinsic Value Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.88%	[5]
Other expenses	rr_OtherExpensesOverAssets	16.48%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	17.36%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(16.26%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	3,287
5 Years	rr_ExpenseExampleYear05	5,726
10 Years	rr_ExpenseExampleYear10	9,627

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
[2]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[3]	The "Service plan fees" shown have been restated to reflect current fees and expenses.
[4]	(on certain purchases, including those of $1 million or more)
[5]	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
[6]	"Other expenses" do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[8]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 5, 2012